UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Merchants' Gate Capital LP

Address:   712 Fifth Avenue, 44th Floor
           New York, NY 10019


Form 13F File Number: 028-12839


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jason Capello
Title:  Portfolio Manager
Phone:  (212) 993-7040

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Capello                  New York, NY                       2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $    2,087,162
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADVANCE AUTO PARTS INC       COM            00751Y106  104,186 1,575,000 SH       SOLE                1,575,000      0    0
BAKER HUGHES INC             COM            057224107  128,633 2,250,000 SH  CALL SOLE                2,250,000      0    0
BAKER HUGHES INC             COM            057224107  204,114 3,570,300 SH       SOLE                3,570,300      0    0
E HOUSE CHINA HLDGS LTD      ADR            26852W103   30,144 2,014,993 SH       SOLE                2,014,993      0    0
ECOLAB INC                   COM            278865100   22,689   450,000 SH       SOLE                  450,000      0    0
FEDEX CORP                   COM            31428X106   24,648   265,000 SH       SOLE                  265,000      0    0
HOME DEPOT INC               COM            437076102   49,084 1,400,000 SH       SOLE                1,400,000      0    0
IFM INVTS LTD                ADS            45172L100    5,563 1,112,500 SH       SOLE                1,112,500      0    0
LOWES COS INC                COM            548661107  228,228 9,100,000 SH       SOLE                9,100,000      0    0
LUMBER LIQUIDATORS HLDGS INC COM            55003T107   22,793   915,000 SH       SOLE                  915,000      0    0
MONSANTO CO NEW              COM            61166W101   62,676   900,000 SH  CALL SOLE                  900,000      0    0
MONSANTO CO NEW              COM            61166W101   67,118   963,788 SH       SOLE                  963,788      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   52,455   780,000 SH  CALL SOLE                  780,000      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   28,918   430,000 SH       SOLE                  430,000      0    0
NVR INC                      COM            62944T105    8,936    12,932 SH       SOLE                   12,932      0    0
REPUBLIC SVCS INC            COM            760759100   24,996   837,100 SH       SOLE                  837,100      0    0
SCHLUMBERGER LTD             COM            806857108   41,750   500,000 SH  CALL SOLE                  500,000      0    0
SCHLUMBERGER LTD             COM            806857108  152,972 1,832,000 SH       SOLE                1,832,000      0    0
SOUTHWESTERN ENERGY CO       COM            845467109   52,402 1,400,000 SH  CALL SOLE                1,400,000      0    0
SOUTHWESTERN ENERGY CO       COM            845467109   37,430 1,000,000 SH       SOLE                1,000,000      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103  188,625 1,500,000 SH  PUT  SOLE                1,500,000      0    0
TARGET CORP                  COM            87612E106  152,750 2,540,331 SH       SOLE                2,540,331      0    0
UNITED PARCEL SERVICE INC    CL B           911312106  137,902 1,900,000 SH       SOLE                1,900,000      0    0
UTI WORLDWIDE INC            ORD            G87210103   64,342 3,035,000 SH       SOLE                3,035,000      0    0
WATSCO INC                   COM            942622200   63,288 1,003,300 SH       SOLE                1,003,300      0    0
WEATHERFORD INTERNATIONAL LT REG            H27013103  127,680 5,600,000 SH  CALL SOLE                5,600,000      0    0
WEYERHAEUSER CO              COM            962166104    2,840   150,000 SH       SOLE                  150,000      0    0
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